SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 1,645,819	$ 12,784,230	$ 13,792,030	$ 11,198,252
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,561,595	12,130,000	11,605,000	6,635,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 84,224	$ 654,230	$ 2,187,030	$ 4,563,252